Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues
Summary of revenue by channel

	For the year ended
	December 31, 2022
	(As adjusted)	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Sales of products by channel
- Sales to offline distributors	5,168,559	1,487,084	2,585,814
- Others	164,220	99,313	162,762
Total revenues	5,332,779	1,586,397	2,748,576